Intangible asset (Details)		1 Months Ended	9 Months Ended
	Feb. 11, 2021 EUR (€) € / shares	Feb. 15, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares
Intangible Assets [Line Items]
Royalty payment per share (in Euro per share) | € / shares	€ 5
intellectual property amount		$ 2,000,000
Ordinary restricted shares (in Shares) | shares		300,000
Revenue (in Dollars per share) | $ / shares		$ 1
Estimated useful life			10 years
Closing company stock (in Dollars per share) | $ / shares			$ 6.85
Future payments percentage			10.00%
Amount paid to seller			$ 600,000
Amortization cost			235,739
Interest expense			80,690
Liability on required payment			$ 1,197,518
Bottom of range [member]
Intangible Assets [Line Items]
Cash Payment (in Euro) | €	€ 2,000,000
Top of range [member]
Intangible Assets [Line Items]
Cash Payment (in Euro) | €	€ 4,000,000